Nov. 29, 2019
09.30 Fidelity MSCI Sector ETFs Combo PRO-09 | Fidelity® MSCI Real Estate Index ETF
The fund seeks to provide investment returns that correspond, before fees and expenses, generally to the performance of the MSCI USA IMI Real Estate 25/25 Index.
Investing at least 80% of assets in securities included in the fund's underlying index. The fund's underlying index is the MSCI USA IMI Real Estate 25/25 Index, which represents the performance of the real estate sector in the U.S. equity market. Using a representative sampling indexing strategy to manage the fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the index. The fund may or may not hold all of the securities in the MSCI USA IMI Real Estate 25/25 Index.